As filed with the Commission on February 3, 2003
                                                      1933 Act File No. 33-45973
                                                      1940 Act File No. 811-6576

            SECURITIES AND EXCHANGE COMMISSIONWashington, D.C. 20549
                                    Form N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      X

        Post-Effective Amendment No. 44..................................    X

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              X

        Amendment No. 45.................................................    X

                             BT PYRAMID MUTUAL FUNDS
               (Exact Name of Registrant as Specified in Charter)

                   One South Street, Baltimore, Maryland 21202
                    (Address of Principal Executive Offices)

                                 (410) 895-3433
                         (Registrant's Telephone Number)

Daniel O. Hirsch, Esq.                   Copies to:   Burton M. Leibert, Esq.
One South Street                                      Willkie Farr & Gallagher
Baltimore, Maryland  21202                            787 Seventh Ave
(Name and Address of Agent                            New York, New York 10019
for Service)

It is proposed that this filing will become effective (check appropriate box):

[x] Immediately upon filing pursuant to paragraph (b)
[ ] On ___________ pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] On (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] On (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Incorporated by reference to Post -Effective No. 43 filed on January 31, 2003 are the following prospectuses and Statements of Additional Information ("SAI"):

------ -------------------------- ------------------------- --------------------
       Fund(s)                    Class(es)/type            Date
------ -------------------------- ------------------------- --------------------
1)     PreservationPlus Fund      Institutional/prospectus  February 1, 2003
------ -------------------------- ------------------------- --------------------
2)     PreservationPlus Fund      Investment/prospectus     February 1, 2003
------ -------------------------- ------------------------- --------------------
3)     PreservationPlus Fund      SAI/all classes           February 1, 2003
------ -------------------------- ------------------------- --------------------

PART C - OTHER INFORMATION

ITEM 23. Exhibits.

(a)      Declaration of Trust of the Trust; 1
         (1)  Fourteenth Amended and Restated Establishment and Designation of Series; 18
(b)      By-Laws of the Trust; 1
(c)      Instruments Defining Rights of Security Holders; 3
(d)      Investment Advisory Agreement; 21
(e)      Distribution Agreement; 21
(f)      Bonus/Profit Sharing Contracts - Not Applicable;
(g)      Custodian Agreement between Registrant and Bankers Trust Company; 5
         (1)  Amendment #1 to Exhibit A to the Custodian Agreement between the
              Registrant and Bankers Trust Company; 6
         (2)  Amendment #2 to Exhibit A to the Custodian Agreement between the
              Registrant and Bankers Trust Company; 17
         (3)  Cash Services Agreement between the Registrant and Bankers Trust
              Company; 7 (h) Administration Agreement ; 19
         (1)  Exhibit A, dated July 29, 2002, to the Expense Limitation Agreement;
(i)      Other Opinions -- Not applicable;
(j)      Consent of Independent Accountants - filed herewith;
(k)      Omitted Financial Statements - Not Applicable;
(l)      Investment representation letters of initial shareholders of the Trust; 9
(m)      Rule 12b-1 Plans - Not applicable;
(n)      Financial Data Schedules - Not applicable;
(o)      Rule 18f-3 Plan (Multiple Class Expense Allocation);
         (1)  Revised Multiple Class Expense Allocation Plan; 6
(p)      (1) Codes of Ethics for the Advisor, filed herein. (2) Codes of Ethics for
         Funds, filed herein.
(q)      Power of Attorney; Filed herein.

-----------------------------------
1.       Incorporated by reference to Post-Effective Amendment No. 5 to
         Registrant's Registration Statement as filed with the Commission on
         July 31, 1995.
2.       Incorporated by reference to Post-Effective Amendment No. 14 to
         Registrant's Registration Statement as filed with the Commission on
         February 25, 1997.
3.       Incorporated by reference to Section 6.2 of Registrant's Declaration of
         Trust.
4.       Incorporated by reference to Post-Effective Amendment No. 22 to
         Registrant's Registration Statement as filed with the Commission on
         November 24, 1998.
5.       Incorporated by reference to Post-Effective Amendment No. 18 to
         Registrant's Registration Statement as filed with the Commission July
         1, 1997.
6.       Incorporated by reference to Post-Effective Amendment No. 19 to
         Registrant's Registration Statement as filed with the Commission on
         January 28, 1998.
7.       Incorporated by reference to Post-Effective Amendment No. 21 to
         Registrant's Registration Statement as filed with the Commission on
         June 30, 1998.
8.       Incorporated by reference to Post-Effective Amendment No. 3 to
         Registrant's Registration Statement as filed with the Commission on
         April 30, 1993.
9.       Incorporated by reference herein to Pre-Effective Amendment No. 1 to
         Registrant's Registration Statement as filed with the Commission on
         June 9, 1992.

10. Incorporated by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement as filed with the Commission on January 28, 1999.
11. Incorporated by reference to Post-Effective Amendment No. 27 to Registrant's Registration Statement as filed with the Commission on April 30, 1999.
12. Incorporated by reference to Post-Effective Amendment No. 28 to Registrant's Registration Statement as filed with the Commission on May 28, 1999.
13. Incorporated by reference to Post-Effective Amendment No. 31 to Registrant's Registration Statement as filed with the Commission on January 31, 2000.
14. Incorporated by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement as filed with the Commission on April 30, 2000.
15. Incorporated by reference to Post-Effective Amendment No. 33 to Registrant's Registration Statement as filed with the Commission on May 1, 2000.
16. Incorporated by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement as filed with the Commission on June 26, 2001.
17. Incorporated by reference to Post-Effective Amendment No. 36 to Registrant's Registration Statement as filed with the Commission on April 30, 2001.
18. Incorporated by reference to Post-Effective Amendment No. 37 to Registrant's Registration Statement as filed with the Commission on July 31, 2001.
19. Incorporated by reference to Post-Effective Amendment No. 38 to Registrant's Registration Statement as filed with the Commission on January 28, 2002.
20. Incorporated by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement as filed with the Commission on April 29, 2002.

ITEM 24.          Persons Controlled by or Under Common Control with Registrant.

Not applicable.

ITEM 25. Indemnification.

Incorporated by reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement as filed with the Commission on April 30, 1996.

ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR.

All of the information required by this item is set forth in the Form ADV, as amended, of Deutsche Asset Management, Inc. (formerly Morgan Grenfell Inc.) (File No. 801-27291). The following sections of each such Form ADV are incorporated herein by reference:

(a) Items 1 and 2 of Part II
(b) Section 6, Business Background, of each Schedule D.

ITEM 27. PRINCIPAL UNDERWRITERS.

(a) As of September 3, 2002, Scudder Distributors, Inc. ("SDI") acts as principal underwriter of the Registrant's shares.

(b) Information on the officers and directors of SDI, principal underwriter for the Registrant as of September 3, 2002, is set forth below. SDI's principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.


                  (1)                                 (2)                                (3)
           Name and                         Principal Positions and Offices         Positions and
           Business Address                 with Distributor Offices                with Registrant

           Thomas F. Eggers                 Chairman and Director                   None
           345 Park Avenue
           New York, NY 10154

           Jonathan R. Baum                 Chief Executive Officer, President      None
           345 Park Avenue                  and Director
           New York, NY 10154

           William F. Glavin                Vice President and Director             President
           Two International Place
           Boston, MA  02110-4103

           John W. Edwards, Jr.             Chief Financial Officer and Treasurer   None
           60 Wall St.
           New York, NY  10005

           C. Perry Moore                   Chief Operating Officer and Vice        None
           222 South Riverside Plaza        President
           Chicago, IL  60606

           Caroline Pearson                 Secretary                               Assistant Secretary
           Two International Place
           Boston, MA  02110-4103

           Linda J. Wondrack                Vice President and Chief Compliance     None
           Two International Place          Officer
           Boston, MA  02110-4103

           Scott B. David                   Vice President                          None
           Two International Place
           Boston, MA  02110-4103

                                       4

                  (1)                                 (2)                                (3)
           Name and                         Principal Positions and Offices         Positions and
           Business Address                 with Distributor Offices                with Registrant

           David Edlin                      Vice President                          None
           222 South Riverside Plaza
           Chicago, IL  60606

           Robert Froelich                  Vice President                          None
           222 South Riverside Plaza
           Chicago, IL  60606

           Michael L. Gallagher             Vice President                          None
           222 South Riverside Plaza
           Chicago, IL  60606

           M. Patrick Donovan               Vice President                          None
           Two International Place
           Boston, MA  02110-4103

           Kenneth P. Murphy                Vice President                          Vice President
           Two International Place
           Boston, MA  02110-4103

           Johnston A. Norris               Vice President                          None
           222 South Riverside Plaza
           Chicago, IL  60606

           James E. Keating                 Assistant Treasurer                     None
           345 Park Avenue
           New York, NY  10054

           Philip J. Collora                Assistant Secretary                     None
           222 South Riverside Plaza
           Chicago, IL  60606

 (c)    None


ITEM 28. Location of Accounts and Records.

BT Pyramid Mutual Funds:                       Deutsche Asset Management
(Registrant)                                   One South Street
                                               Baltimore, MD  21202

Deutsche Bank Trust Company Americas:          100 Plaza One
(Custodian)                                    Jersey City, NJ 07311

Deutsche Asset Management, Inc.:               280 Park Avenue
(Investment Advisor)                           New York, NY 10017

ICCC:                                          One South Street
(Administrator)                                Baltimore, MD 21202

Scudder Investments ServiceCompany             Two International Place
(Transfer Agent)                               Boston, Massachusetts 02110

Scudder Distributors, Inc.:                    222 South Riverside Plaza
(Distributor)                                  Chicago, IL 60606

ITEM 29. Management Services.

Not Applicable

ITEM 30. Undertakings.

Not Applicable

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, BT PYRAMID MUTUAL FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore and the State of Maryland on this 3rd day of February, 2003.

                             BT PYRAMID MUTUAL FUNDS

                       By:   /s/ BRUCE A ROSENBLUM
                             -----------------------------
                             Bruce A. Rosenblum, Assistant Secretary

        Pursuant to the requirements of the Securities Act of 1933, this Amendment No. 44 to the Registrant's Registration Statement has been signed below by the following persons in the capacity and on the date indicated:

NAME                                  TITLE                                        DATE

By:  /s/Bruce A. Rosenblum          Assistant Secretary                          February 3, 2003
     ----------------------
     Bruce A. Rosenblum             (Attorney in Fact
                                            For the Persons Listed Below)

/s/ WILLIAM GLAVIN*                 President, Chief Executive
William Glavin                      Officer

/s/ CHARLES A. RIZZO*               Treasurer (Principal
Charles A. Rizzo                    Financial and Accounting Officer)

/s/ RICHARD R. BURT*                Trustee
Richard R. Burt

/s/ S. LELAND DILL*                 Trustee
S. Leland Dill

/s/ MARTIN J. GRUBER*               Trustee
Martin J. Gruber

/s/ RICHARD J. HERRING*             Trustee
Richard J. Herring

/s/ RICHARD T. HALE*                Trustee
Richard T. Hale

/s/ PHILIP SAUNDERS, JR.*  Trustee
Philip Saunders, Jr.



                                       7

/s/ JOSEPH R. HARDIMAN*    Trustee
Joseph R. Hardiman

/s/ RICHARD J. HERRING*             Trustee
Richard J. Herring

/s/ GRAHAM E. JONES*                Trustee
Graham E. Jones

/s/ REBECCA W. RIMEL*               Trustee
Rebecca W. Rimel

/s/ WILLIAM N. SEARCY*              Trustee
William N. Searcy

/s/ ROBERT H. WADSWORTH*            Trustee
Robert H. Wadsworth

*By Power of Attorney, dated September 3, 2002.

                             RESOLUTION RELATING TO
                     RATIFICATION OF REGISTRATION STATEMENTS

               (Approved by the Boards of each Investment Company with a Fiscal Year End of September 30 (each, a "Trust" or a "Portfolio Trust", as applicable)

         RESOLVED, That the proper officers of the Trust be, and they hereby are, authorized and directed to execute, in the name and on behalf of the Trust, a Post-Effective Amendment under the Securities Act of 1933 (the "1933 Act") and an Amendment under the Investment Company Act of 1940, as amended, (the "1940 Act") to the Trust's Registration Statement on Form N-1A, and all necessary exhibits and other instruments relating thereto (collectively, the "Registration Statement"), to procure all other necessary signatures thereon, and to file the appropriate exhibits thereto, with the Securities and Exchange Commission (the "Commission"), under the 1933 Act and the 1940 Act and to appear, together with legal counsel, on behalf of the Trust before the Commission in connection with any matter relating to the Registration Statement; and further

         RESOLVED, That the proper officer of the Trust be, and he or she hereby is, authorized and directed in the name and on behalf of the Trust to take any and all action which the officer so acting may deem necessary or advisable in order to obtain a permit to register or qualify shares of common stock of the Trust for issuance and sale or to request an exemption from registration of shares of common stock of the Trust under the securities laws of such of the states of the United States of America or other jurisdictions, including Canada, as such officer may deem advisable, and in connection with such registration, permits, licenses, qualifications and exemptions to execute, acknowledge, verify, deliver, file and publish all such applications, reports, issuer's covenants, resolutions, irrevocable consents to service of process, powers of attorney and other papers and instruments as may be required under such laws or may be deemed by such officer to be useful or advisable to be filed thereunder, and that the form of any and all resolutions required by any such state authority in connection with such registration, licensing, permitting, qualification or exemption is hereby adopted if (1) in the opinion of the officer of the Trust so acting the adoption of such resolutions is necessary or advisable, and (2) the Secretary of the Trust evidences such adoption by filing herewith copies of such resolutions which shall thereupon be deemed to be adopted by the Board of Directors and incorporated in the minutes as a part of this resolution and with the same force and effect as if attached hereto and that the proper officers of the Trust are hereby authorized to take any and all action that they may deem necessary or advisable in order to maintain such registration in effect for as long as they may deem to be in the best interests of the Trust; and further

         RESOLVED, That the proper and all actions heretofore or hereafter taken by such officer or officers within the terms of the foregoing resolutions be, and they hereby are, ratified and confirmed as the authorized act and deed of the Trust; and further

         RESOLVED, That the proper officers of the Portfolio Trust be, and they hereby are, authorized and directed to execute, in the name and on behalf of the Portfolio Trust, an Amendment under the 1940 Act to the Portfolio Trust's Registration Statement, to procure all other necessary signatures thereon, and to file the appropriate exhibits thereto, with the Commission, and to appear, together with legal counsel, on behalf of the Portfolio Trust before the Commission in connection with any matter relating to the Registration Statement; and further

         RESOLVED, That the proper officer of the Portfolio Trust be, and he or she hereby is, authorized and directed in the name and on behalf of the Portfolio Trust to take any and all action which the officer so acting may deem necessary or advisable in order to obtain a permit to register or qualify shares of common stock of the Portfolio Trust for issuance and sale or to request an exemption from registration of shares of common stock of the Portfolio Trust under the securities laws of such of the states of the United States of America or other jurisdictions, including Canada, as such officer may deem advisable, and in connection with such registration, permits, licenses, qualifications and exemptions to execute, acknowledge, verify, deliver, file and publish all such applications, reports, issuer's covenants, resolutions, irrevocable consents to service of process, powers of attorney and other papers and instruments as may be required under such laws or may be deemed by such officer to be useful or advisable to be filed thereunder, and that the form of any and all resolutions required by any such state authority in connection with such registration, licensing, permitting, qualification or exemption is hereby adopted if (1) in the opinion of the officer of the Portfolio Trust so acting the adoption of such resolutions is necessary or advisable, and
                  (2) the Secretary of the Portfolio Trust evidences such adoption by filing herewith copies of such resolutions which shall thereupon be deemed to be adopted by the Board of Trustees and incorporated in the minutes as a part of this resolution and with the same force and effect as if attached hereto and that the proper officers of the Portfolio Trust are hereby authorized to take any and all action that they may deem necessary or advisable in order to maintain such registration in effect for as long as they may deem to be in the best interests of the Portfolio Trust; and further

         RESOLVED, That any and all actions heretofore or hereafter taken by such officer or officers within the terms of the foregoing resolutions be, and they hereby are, ratified and confirmed as the authorized act and deed of the Portfolio Trust.

                                Power of Attorney

         The undersigned Trustees/Directors and officers, as indicated respectively below, of BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, RREEF Securities Trust, Morgan Grenfell Investment Trust and Deutsche Investors Portfolios Trust (each, a "Trust") and Cash Management Portfolio, Treasury Money Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, International Equity Portfolio, Equity 500 Index Portfolio, Asset Management Portfolio, and BT Investment Portfolios (each, a "Portfolio Trust") and Deutsche Bank Alex. Brown Cash Reserve Fund, Inc., Flag Investors Communications Fund, Inc., Flag Investors Value Builder Fund, Inc., Flag Investors Equity Partners Fund, Inc., Real Estate Securities Fund, Inc., Emerging Growth Fund, Inc., Short-Intermediate Income Fund, Inc., Deutsche Investors Fund, Inc. and Deutsche Asset Management VIT Funds (each, a "Fund") each hereby constitutes and appoints Daniel O. Hirsch, Bruce A. Rosenblum and Caroline Pearson, each of them with full powers of substitution, as his or her true and lawful attorney-in-fact and agent to execute in his or her name and on his or her behalf in any and all capacities the Registration Statements on Form N-1A, and any and all amendments thereto, and all other documents, filed by a Trust, Portfolio Trust or Fund with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended, and (as applicable) the Securities Act of 1933, as amended, and any and all instruments which such attorneys and agents, or any of them, deem necessary or advisable to enable the Trust, Portfolio Trust or Fund to comply with such Acts, the rules, regulations and requirements of the SEC, and the securities or Blue Sky laws of any state or other jurisdiction and to file the same, with all exhibits thereto and other documents in connection therewith, with the SEC and such other jurisdictions, and the undersigned each hereby ratify and confirm as his own act and deed any and all acts that such attorneys and agents, or any of them, shall do or cause to be done by virtue hereof. Any one of such attorneys and agents has, and may exercise, all of the powers hereby conferred. The undersigned each hereby revoke any Powers of Attorney previously granted with respect to any Trust, Portfolio Trust or Fund concerning the filings and actions described herein.

         IN WITNESS WHEREOF, each of the undersigned has hereunto set his or her hand as of the 3rd day of September, 2002.


SIGNATURES                                              TITLE
----------                                              -----


/s/ William Glavin                                      President of each Trust, Portfolio Trust and Fund
----------------------------------------------
William Glavin


/s/ Gary French                                         Treasurer and Chief Financial Officer of each
----------------------------------------------          Trust, Portfolio Trust and Fund
Gary French


/s/ Richard R. Burt                                     Trustee/Director of each Trust, Portfolio Trust and
                   -
-----------------------------------------------         Fund
Richard R. Burt


/s/ S. Leland Dill                                      Trustee/Director of each Trust, Portfolio Trust and
-----------------------------------------------         Fund
S. Leland Dill


/s/ Martin J. Gruber                                    Trustee/Director of each Trust, Portfolio Trust and
-----------------------------------------------         Fund
Martin J. Gruber


/s/ Richard T. Hale                                     Trustee/Director of each Trust, Portfolio Trust and
-----------------------------------------------         Fund
Richard T. Hale


/s/ Joseph R. Hardiman                                  Trustee/Director of each Trust, Portfolio Trust and
-----------------------------------------------         Fund
Joseph R. Hardiman


/s/ Richard J. Herring                                  Trustee/Director of each Trust, Portfolio Trust and
-----------------------------------------------         Fund
Richard J. Herring


                                       2

SIGNATURES                                              TITLE
----------                                              -----


/s/ Graham E. Jones                                     Trustee/Director of each Trust, Portfolio Trust and
---------------------------------------------           Fund
Graham E. Jones


/s/ Rebecca W. Rimel                                    Trustee/Director of each Trust, Portfolio Trust and
---------------------------------------------           Fund
Rebecca W. Rimel


/s/ Philip Saunders, Jr.                                Trustee/Director of each Trust, Portfolio Trust and
---------------------------------------------           Fund
Philip Saunders, Jr.


/s/ William N. Searcy                                   Trustee/Director of each Trust, Portfolio Trust and
---------------------------------------------           Fund
William N. Searcy


/s/ Robert H. Wadsworth                                 Trustee/Director of each Trust, Portfolio Trust and
---------------------------------------------           Fund
Robert H. Wadsworth


                            BT PYRAMIDS MUTUAL FUNDS

                                  EXHIBIT INDEX

                                       (j)
                                     (p)(1)
                                     (p)(2)